Life Insurance Operations - Additional Information (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Net Investment Income [Line Items]
Trading Securities, Unrealized Holding Gain (Loss)	¥ 12,272	¥ (427)	¥ (2,851)	¥ 30,891
Amortization of policy acquisition costs charged to income	10,297	4,608	18,181	15,947
Life insurance related investment income
Net Investment Income [Line Items]
Trading Securities, Unrealized Holding Gain (Loss)	¥ 357	¥ 3,008	¥ 9,301	¥ 12,096